UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-3864
Oppenheimer Balanced Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: September 30
Date of reporting period: 03/31/2009

Item 1. Reports to Stockholders.
March31,2009ManagementOppenheimerCommentariesBalancedFundandSemiannualReportMANAGEMENTCOMMENTARIESFu ndPerformanceDiscussionListingofTopHoldingsSEMIANNUALREPORTListingofInvestmentsFinancialStatements12 34

TOP HOLDINGS AND ALLOCATIONS

Top Ten Common Stock Industries

Software	12.6%
Communications Equipment	6.5
Media	5.9
Internet Software & Services	4.0
Oil, Gas & Consumable Fuels	3.9
Insurance	2.9
Pharmaceuticals	2.5
Tobacco	2.1
Health Care Providers & Services	1.6
Chemicals	1.5
Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2009, and are based on net assets.

Top Ten Common Stock Holdings

Take-Two Interactive Software, Inc.	6.6%
QUALCOMM, Inc.	3.4
Research in Motion Ltd.	3.2
Exxon Mobil Corp.	3.1
Microsoft Corp.	3.0
Google, Inc., Cl. A	2.4
Everest Re Group Ltd.	2.3
Liberty Global, Inc., Series A	1.8
eBay, Inc.	1.6
Lorillard, Inc.	1.5
Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2009, and are based on net assets.
For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com.
10 | OPPENHEIMER BALANCED FUND

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2009, and are based on the total market value of investments.
11 | OPPENHEIMER BALANCED FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks and other charges and expenses carefully before investing. The Fund’s prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 4/24/87. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.
Class B shares of the Fund were first publicly offered on 8/29/95. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 12/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
12 | OPPENHEIMER BALANCED FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended March 31, 2009.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement
13 | OPPENHEIMER BALANCED FUND

FUND EXPENSES Continued
of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	October 1, 2008	March 31, 2009	March 31, 2009

Actual
Class A	$1,000.00	$671.00	$5.02
Class B	1,000.00	667.30	8.91
Class C	1,000.00	667.90	8.75
Class N	1,000.00	669.50	6.52

Hypothetical
(5% return before expenses)
Class A	1,000.00	1,018.95	6.06
Class B	1,000.00	1,014.31	10.75
Class C	1,000.00	1,014.51	10.55
Class N	1,000.00	1,017.15	7.88
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended March 31, 2009 are as follows:

Class	Expense Ratios

Class A	1.20%
Class B	2.13
Class C	2.09
Class N	1.56
The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Fund’s Manager and Transfer Agent that can be terminated at any time, without advance notice. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
14 | OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

	Shares	Value

Common Stocks—51.4%
Consumer Discretionary—5.9%
Media—5.9%
Cablevision Systems Corp. New York Group, Cl. A	430,510	$5,570,799
Cinemark Holdings, Inc.	4,600	43,194
Jupiter Telecommunications Co. Ltd.	8,540	5,676,941
Liberty Global, Inc., Series A1	572,957	8,342,254
Liberty Global, Inc., Series C1	381,319	5,388,037
National CineMedia, Inc.	196,320	2,587,498

		27,608,723

Consumer Staples—3.5%
Food Products—1.4%
Nestle SA	195,350	6,603,767
Tobacco—2.1%
Altria Group, Inc.	181,800	2,912,436
Lorillard, Inc.	110,980	6,851,905

		9,764,341

Energy—3.9%
Oil, Gas & Consumable Fuels—3.9%
Exxon Mobil Corp.	213,980	14,572,038
Petroleo Brasileiro SA, ADR	118,010	3,595,765

		18,167,803

Financials—4.1%
Capital Markets—0.2%
Julius Baer Holding AG	47,945	1,179,355
Diversified Financial Services—1.0%
JPMorgan Chase & Co.	170,900	4,542,522
Insurance—2.9%
Assurant, Inc.	112,900	2,458,962
Everest Re Group Ltd.	153,360	10,857,888

		13,316,850

Health Care—5.6%
Biotechnology—0.7%
Amicus Therapeutics, Inc.[1]	210,270	1,919,765
Human Genome Sciences, Inc.[1]	539,000	447,370
Orexigen Therapeutics, Inc.[1]	334,030	871,818

		3,238,953

F1 | OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Health Care Equipment & Supplies—0.8%
Beckman Coulter, Inc.	71,910	$3,668,129
Health Care Providers & Services—1.6%
Aetna, Inc.	115,910	2,820,090
Medco Health Solutions, Inc.[1]	115,040	4,755,754

		7,575,844

Pharmaceuticals—2.5%
Abbott Laboratories	108,810	5,190,237
Wyeth	151,000	6,499,040

		11,689,277

Industrials—1.9%
Aerospace & Defense—0.4%
Orbital Sciences Corp.[1]	142,457	1,693,814
Machinery—1.2%
Joy Global, Inc.	128,570	2,738,541
Navistar International Corp.[1]	77,890	2,606,199

		5,344,740

Trading Companies & Distributors—0.3%
Aircastle Ltd.	340,400	1,582,860
Information Technology—24.1%
Communications Equipment—6.5%
Nortel Networks Corp.[1]	1,478	333
QUALCOMM, Inc.	404,030	15,720,807
Research in Motion Ltd.[1]	343,680	14,802,298

		30,523,438

Computers & Peripherals—1.0%
Apple, Inc.[1]	42,900	4,509,648
Internet Software & Services—4.0%
eBay, Inc.[1]	605,500	7,605,080
Google, Inc., Cl. A1	31,590	10,995,215

		18,600,295

Software—12.6%
Microsoft Corp.	765,380	14,060,031
Novell, Inc.[1]	760,190	3,238,409
Synopsys, Inc.[1]	255,320	5,292,784
Take-Two Interactive Software, Inc.	3,669,847	30,643,222
THQ, Inc.[1]	1,781,530	5,415,851

		58,650,297
F2 | OPPENHEIMER BALANCED FUND

	Shares	Value

Materials—2.0%
Chemicals—1.5%
Lubrizol Corp. (The)	131,650	$4,477,417
Potash Corp. of Saskatchewan, Inc.	33,000	2,666,730

		7,144,147

Metals & Mining—0.5%
Companhia Vale do Rio Doce, ADR	170,400	2,266,320
Utilities—0.4%
Energy Traders—0.4%
NRG Energy, Inc.[1]	112,850	1,986,160

Total Common Stocks (Cost $328,092,850)		239,657,283

Preferred Stocks—4.3%
Mylan, Inc., 6.50% Cv., Non-Vtg.	9,900	8,439,156
Petroleo Brasileiro SA, Preference	272,830	3,366,050
Schering-Plough Corp., 6% Cv.	39,000	8,209,500

Total Preferred Stocks (Cost $12,918,940)		20,014,706

	Principal
	Amount

Asset-Backed Securities—2.8%
Argent Securities Trust 2004-W8, Asset-Backed Pass-Through Certificates, Series 2004-W8, Cl. A2, 1.002%, 5/25/34[2]	$1,500,534	830,478
Argent Securities Trust 2006-W5, Asset-Backed Pass-Through Certificates, Series 2006-W5, Cl. A2B, 0.622%, 5/26/36[2]	450,247	428,787
Capital One Prime Auto Receivables Trust, Automobile Asset-Backed Certificates, Series 2005-1, Cl. A4, 0.576%, 4/15/11[2]	2,093,034	2,066,368
Centex Home Equity Loan Trust 2006-A, Asset-Backed Certificates, Series 2006-A, Cl. AV2, 0.622%, 5/16/36[2]	461,767	440,264
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts., Series 2003-C4, Cl. C4, 5%, 6/10/15	310,000	177,578
Countrywide Home Loans, Asset-Backed Certificates:
Series 2002-4, Cl. A1, 1.262%, 2/25/33[2]	31,485	13,555
Series 2005-11, Cl. AF2, 4.657%, 2/25/36	84,435	82,975
Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36[2]	1,700,000	1,375,556
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36[2]	373,954	291,515
CWABS, Inc. Asset-Backed Certificates Trust, Asset-Backed Certificates, Series 2006-25, Cl. 2A2, 0.642%, 6/25/47[2]	920,000	609,967
First Franklin Mortgage Loan Trust 2006-FF10, Mtg. Pass-Through Certificates, Series 2006-FF10, Cl. A3, 0.612%, 7/25/36[2]	1,230,000	1,036,038
First Franklin Mortgage Loan Trust 2006-FF9, Mtg. Pass-Through Certificates, Series 2006-FF9, Cl. 2A2, 0.632%, 7/7/36[2]	620,000	509,783
F3 | OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Asset-Backed Securities Continued
HSBC Home Equity Loan Trust 2005-3, Closed-End Home Equity Loan Asset-Backed Nts., Series 2005-3, Cl. A1, 0.805%, 1/20/35[2]	$500,867	$344,898
HSBC Home Equity Loan Trust 2006-4, Closed-End Home Equity Loan Asset-Backed Certificates, Series 2006-4, Cl. A2V, 0.655%, 3/20/36[2]	340,000	287,067
Lehman XS Trust, Mtg. Pass-Through Certificates, Series 2005-2, Cl. 2A1B, 5.18%, 8/25/35[2]	132,773	131,449
Litigation Settlement Monetized Fee Trust, Asset-Backed Certificates, Series 2001-1A, Cl. A1, 8.33%, 4/25/31[3]	213,447	209,178
MBNA Credit Card Master Note Trust, Credit Card Receivables, Series 2003-C7, Cl. C7, 1.906%, 3/15/16[2]	2,900,000	1,277,974
Option One Mortgage Loan Trust, Asset-Backed Certificates, Series 2006-2, Cl. 2A2, 0.622%, 7/1/36[2]	1,561,895	1,130,172
RASC Series 2006-KS7 Trust, Home Equity Mtg. Asset-Backed Pass-Through Certificates, Series 2006-KS7, Cl. A2, 0.622%, 9/25/36[2]	1,051,051	935,544
Structured Asset Investment Loan Trust, Mtg. Pass-Through Certificates, Series 2006-BNC3, Cl. A2, 0.562%, 9/25/36[2]	289,455	266,735
Wells Fargo Home Equity Asset-Backed Securities 2006-2 Trust, Home Equity Asset-Backed Certificates, Series 2006-2, Cl. A2, 0.622%, 7/25/36[2]	775,579	737,942

Total Asset-Backed Securities (Cost $17,640,349)		13,183,823

Mortgage-Backed Obligations—28.8%
Government Agency—19.2%
FHLMC/FNMA/Sponsored—18.9%
Federal Home Loan Mortgage Corp.:
4.50%, 5/15/18	165,626	171,592
5%, 8/15/33[4]	433,349	448,808
6%, 7/15/24	168,666	177,408
6%, 4/16/24[5]	290,000	303,730
7%, 10/1/37	4,816,374	5,102,422
8%, 4/1/16	32,406	34,613
9%, 8/1/22-5/1/25	9,726	10,708
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 151, Cl. F, 9%, 5/15/21	25,104	25,116
Series 2006-11, Cl. PS, 22.653%, 3/25/36[2]	588,447	711,092
Series 2034, Cl. Z, 6.50%, 2/15/28	311,131	332,131
Series 2053, Cl. Z, 6.50%, 4/15/28	315,409	334,990
Series 2427, Cl. ZM, 6.50%, 3/15/32	1,184,011	1,263,012
Series 3025, Cl. SJ, 22.71%, 8/15/35[2]	124,359	151,063
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 176, Cl. IO, 11.057%, 6/1/26[6]	257,292	34,477
Series 183, Cl. IO, 9.294%, 4/1/27[6]	415,593	55,495
Series 184, Cl. IO, 15.471%, 12/1/26[6]	448,445	61,028
F4 | OPPENHEIMER BALANCED FUND

	Principal
	Amount	Value

FHLMC/FNMA/Sponsored Continued
Federal Home Loan Mortgage Corp., Interest-Only
Stripped Mtg.-Backed Security: Continued
Series 192, Cl. IO, 7.973%, 2/1/28[6]	$127,024	$16,556
Series 200, Cl. IO, 7.75%, 1/1/29[6]	157,098	20,025
Series 202, Cl. IO, (3.611)%, 4/1/29[6]	1,440,093	185,233
Series 2130, Cl. SC, 45.374%, 3/15/29[6]	333,896	31,736
Series 216, Cl. IO, 3.439%, 12/1/31[6]	298,556	40,321
Series 224, Cl. IO, 0.359%, 3/1/33[6]	938,318	124,203
Series 243, Cl. 6, 14.681%, 12/15/32[6]	568,495	67,880
Series 2527, Cl. SG, 52.018%, 2/15/32[6]	413,867	24,819
Series 2531, Cl. ST, 53.085%, 2/15/30[6]	480,960	29,410
Series 2796, Cl. SD, 61.06%, 7/15/26[6]	492,063	47,648
Series 2802, Cl. AS, 99.999%, 4/15/33[6]	810,072	67,644
Series 2920, Cl. S, 71.837%, 1/15/35[6]	2,790,676	225,926
Series 3000, Cl. SE, 99.999%, 7/15/25[6]	2,911,137	272,710
Series 3110, Cl. SL, 99.999%, 2/15/26[6]	492,339	39,730
Series 3146, Cl. SA, 47.625%, 4/15/36[6]	3,465,279	361,908
Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.-Backed Security:
Series 176, Cl. PO, 4.925%, 6/1/26[7]	109,307	97,892
Series 192, Cl. PO, 7.622%, 2/1/28[7]	127,024	103,312
Federal National Mortgage Assn.:
4.50%, 4/1/24[5]	9,238,000	9,512,258
5%, 4/1/24-4/1/39[5]	19,692,000	20,372,905
5.50%, 4/1/24-4/1/39[5]	11,793,000	12,257,501
6%, 9/25/19-3/1/37	4,482,353	4,694,353
6%, 4/1/24-4/1/39[5]	12,644,000	13,220,784
6.50%, 4/1/39[5]	6,699,000	7,055,936
7%, 11/1/17	690,851	720,343
7.50%, 1/1/33[4]	353,979	384,353
8.50%, 7/1/32	20,642	22,667
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates:
Trust 1992-15, Cl. KZ, 7%, 2/25/22	19,306	19,466
Trust 1996-35, Cl. Z, 7%, 7/25/26	146,454	158,398
Trust 1998-61, Cl. PL, 6%, 11/25/28	510,739	539,795
Trust 2001-44, Cl. QC, 6%, 9/25/16	1,335,311	1,417,752
Trust 2003-130, Cl. CS, 13.056%, 12/25/33[2]	848,424	857,544
Trust 2005-71, Cl. DB, 4.50%, 8/25/25	160,000	167,044
Trust 2006-46, Cl. SW, 22.286%, 6/25/36[2]	465,046	553,721
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Trust 1993-223, Cl. PM, 99.999%, 10/25/23[6]	9,185	180
Trust 2001-65, Cl. S, 50.649%, 11/25/31[6]	1,338,895	130,231
Trust 2001-81, Cl. S, 35.483%, 1/25/32[6]	281,843	26,842
Trust 2002-38, Cl. SO, 52.632%, 4/25/32[6]	479,685	50,928
Trust 2002-47, Cl. NS, 33.483%, 4/25/32[6]	572,661	65,679
Trust 2002-51, Cl. S, 33.816%, 8/25/32[6]	525,830	62,034
F5 | OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

FHLMC/FNMA/Sponsored Continued
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security: Continued
Trust 2002-52, Cl. SD, 35.137%, 9/25/32[6]	$590,848	$65,405
Trust 2002-7, Cl. SK, 53.207%, 1/25/32[6]	23,932	2,015
Trust 2002-77, Cl. BS, 42.476%, 12/18/32[6]	43,644	4,649
Trust 2002-77, Cl. IS, 44.843%, 12/18/32[6]	817,241	91,390
Trust 2002-77, Cl. SH, 40.389%, 12/18/32[6]	373,644	42,488
Trust 2002-9, Cl. MS, 33.867%, 3/25/32[6]	392,757	44,914
Trust 2002-90, Cl. SN, 55.378%, 8/25/32[6]	37,921	3,929
Trust 2002-90, Cl. SY, 56.12%, 9/25/32[6]	17,889	1,846
Trust 2002-96, Cl. SK, 53.375%, 4/25/32[6]	3,613,987	366,751
Trust 2003-33, Cl. SP, 42.249%, 5/25/33[6]	1,451,750	149,306
Trust 2003-4, Cl. S, 47.77%, 2/25/33[6]	762,380	79,669
Trust 2003-46, Cl. IH, (6.675)%, 6/1/33[6]	4,984,789	475,982
Trust 2003-89, Cl. XS, 51.13%, 11/25/32[6]	795,025	48,507
Trust 2004-54, Cl. DS, 45.554%, 11/25/30[6]	536,290	47,697
Trust 2005-40, Cl. SA, 70.298%, 5/25/35[6]	1,604,523	132,296
Trust 2005-6, Cl. SE, 83.152%, 2/25/35[6]	2,094,786	159,573
Trust 2005-71, Cl. SA, 72.803%, 8/25/25[6]	1,829,335	195,158
Trust 214, Cl. 2, 22.099%, 3/1/23[6]	708,521	120,533
Trust 222, Cl. 2, 14.451%, 6/1/23[6]	949,817	136,054
Trust 240, Cl. 2, 19.568%, 9/1/23[6]	1,499,680	197,509
Trust 247, Cl. 2, 17.382%, 10/1/23[6]	188,529	34,296
Trust 252, Cl. 2, 16.747%, 11/1/23[6]	708,045	106,430
Trust 273, Cl. 2, 12.135%, 8/1/26[6]	195,867	25,686
Trust 319, Cl. 2, 5.032%, 2/1/32[6]	281,539	35,814
Trust 331, Cl. 9, 22.144%, 2/1/33[6]	97,029	12,013
Trust 334, Cl. 17, 28.826%, 2/1/33[6]	469,186	74,751
Trust 334, Cl. 3, 4.407%, 7/1/33[6]	263,542	30,274
Trust 339, Cl. 12, 9.477%, 7/1/33[6]	1,029,264	139,368
Trust 339, Cl. 7, 5.694%, 7/1/33[6]	2,109,954	245,676
Trust 339, Cl. 8, 6.366%, 8/1/33[6]	147,426	17,185
Trust 342, Cl. 2, 3.761%, 9/1/33[6]	28,809	3,727
Trust 343, Cl. 13, 10.72%, 9/1/33[6]	839,762	108,965
Trust 343, Cl. 18, 11.424%, 5/1/34[6]	146,677	23,873
Trust 345, Cl. 9, 8.561%, 1/1/34[6]	1,360,969	163,131
Trust 351, Cl. 10, 9.127%, 4/1/34[6]	249,887	28,004
Trust 351, Cl. 11, 9.585%, 11/1/34[6]	166,569	18,972
Trust 351, Cl. 8, 9.503%, 4/1/34[6]	500,138	55,855
Trust 355, Cl. 6, 11.161%, 12/1/33[6]	118,967	13,594
Trust 355, Cl. 7, 8.839%, 11/1/33[6]	91,498	10,662
Trust 356, Cl. 10, 9.215%, 6/1/35[6]	443,814	48,811
Trust 356, Cl. 12, 9.365%, 2/1/35[6]	228,375	24,900
Trust 362, Cl. 12, 10.888%, 8/1/35[6]	4,264,640	571,387
Trust 362, Cl. 13, 10.872%, 8/1/35[6]	2,359,697	315,320
Trust 364, Cl. 16, 12.012%, 9/1/35[6]	1,069,062	155,124
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed Security, Trust 1993-184, Cl. M, 5.583%, 9/25/23[7]	354,639	300,809

		88,195,650
F6 | OPPENHEIMER BALANCED FUND

	Principal
	Amount	Value

GNMA/Guaranteed—0.3%
Government National Mortgage Assn.:
5.375%, 4/8/26[2]	$16,341	$16,659
7%, 4/29/09-4/29/26	166,270	178,218
7.50%, 5/29/27[8]	560,806	604,635
8%, 5/30/17	24,591	26,449
8.50%, 8/1/17-12/15/17	15,011	16,189
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 2001-21, Cl. SB, 73.913%, 1/16/27[6]	678,802	79,074
Series 2002-15, Cl. SM, 65.247%, 2/16/32[6]	560,853	57,085
Series 2002-76, Cl. SY, 65.214%, 12/16/26[6]	1,387,778	142,232
Series 2004-11, Cl. SM, 46.894%, 1/17/30[6]	444,988	51,747

		1,172,288

Non-Agency—9.6%
Commercial—3.9%
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-Through Certificates, Series 2006-1, Cl. AM, 5.421%, 9/1/45	3,700,000	1,813,470
ChaseFlex Trust 2006-2, Multiclass Mtg. Pass-Through Certificates, Series 2006-2, Cl. A1B, 0.622%, 9/25/36[2]	157,884	155,308
Citigroup Commercial Mortgage Trust 2008-C7, Commercial Mtg. Pass-Through Certificates, Series 2008-C7, Cl. AM, 6.096%, 12/1/49[2]	1,700,000	776,543
CitiMortgage Alternative Loan Trust 2006-A5, Real Estate Mtg. Investment Conduit Pass-Through Certificates:
Series 2006-A5, Cl. 1A1, 0.922%, 10/25/36[2]	2,610,408	1,076,063
Series 2006-A5, Cl. 1A13, 0.972%, 10/25/36[2]	1,379,484	467,299
Deutsche Alt-A Securities Mortgage Loan Trust, Mtg. Pass-Through Certificates, Series 2006-AB4, Cl. A1A, 6.005%, 10/25/36	1,146,386	677,509
First Horizon Alternative Mortgage Securities Trust 2004-FA2, Mtg. Pass-Through Certificates, Series 2004-FA2, Cl. 3A1, 6%, 1/25/35	690,902	584,586
First Horizon Alternative Mortgage Securities Trust 2007-FA2, Mtg. Pass-Through Certificates, Series 2007-FA2, Cl. 1A1, 5.50%, 4/25/37	782,580	738,982
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations:
Series 2004-C3, Cl. A2, 4.433%, 7/10/39	757,724	754,731
Series 2005-C4, Cl. AM, 5.332%, 11/1/45[2]	790,000	381,746
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg. Pass-Through Certificates, Series 2005-LDP4, Cl. AM, 4.999%, 10/1/42	1,000,000	500,956
JPMorgan Chase Commercial Mortgage Securities Trust, Commercial Mtg. Pass-Through Certificates:
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49	555,000	445,942
Series 2007-LD11, Cl. A2, 5.804%, 6/15/49[2]	640,000	512,612
LB-UBS Commercial Mortgage Trust 2006-C1, Commercial Mtg. Pass-Through Certificates:
Series 2006-C1, Cl. A2, 5.084%, 2/11/31	810,000	742,611
Series 2006-C1, Cl. AM, 5.217%, 2/11/31[2]	2,090,000	1,008,505
F7 | OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Commercial Continued
LB-UBS Commercial Mortgage Trust 2007-C1, Commercial Mtg. Pass-Through Certificates, Series 2007-C1, Cl. A4, 5.424%, 2/11/40	$2,000,000	$1,364,391
Mastr Adjustable Rate Mortgages Trust 2004-13, Mtg. Pass-Through Certificates, Series 2004-13, Cl. 2A2, 4.552%, 4/1/34[2]	730,523	607,649
Mastr Alternative Loan Trust 2004-6, Mtg. Pass-Through Certificates, Series 2004-6, Cl. 10A1, 6%, 7/25/34	1,218,635	1,030,919
Merrill Lynch Mortgage Investors Trust 2005-A9, Mtg. Asset-Backed Certificates, Series 2005-A9, Cl. 4A1, 5.494%, 12/1/35[2]	2,046,249	1,324,312
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-9, Commercial Mtg. Pass-Through Certificates, Series 2007-9, Cl. A4, 5.70%, 9/1/17	2,110,000	1,355,905
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through Certificates, Series 1998-D6, Cl. A1B, 6.59%, 3/15/30	45,083	45,073
RALI Series 2007-QS6 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2007-QS6, Cl. A114, 5.75%, 4/25/37	1,138,144	473,452
Residential Asset Securitization Trust 2006-A9CB, Mtg. Pass-Through Certificates, Series 2006-A9CB, Cl. A5, 6%, 9/25/36	1,429,609	664,789
WaMu Mortgage Pass-Through Certificates 2007-HY1 Trust, Mtg. Pass-Through Certificates, Series 2007-HY1, Cl. 1A2, 5.695%, 2/25/37[2,3]	704,894	126,881
WaMu Mortgage Pass-Through Certificates 2007-HY3 Trust, Mtg. Pass-Through Certificates, Series 2007-HY3, Cl. 2A2, 5.66%, 3/1/37[2]	1,770,977	448,367
WaMu Mortgage Pass-Through Certificates 2007-HY5 Trust, Mtg. Pass-Through Certificates, Series 2007-HY5, Cl. 2A3, 5.647%, 5/1/37[2]	541,732	310,793

		18,389,394

Manufactured Housing—0.4%
Wells Fargo Mortgage-Backed Securities 2006-AR12 Trust, Mtg. Pass-Through Certificates, Series 2006-AR12, Cl. 2A1, 6.097%, 9/25/36[2]	2,746,252	1,728,933
Multifamily—2.3%
CWALT Alternative Loan Trust 2005-85CB, Mtg. Pass-Through Certificates, Series 2005-85CB, Cl. 2A3, 5.50%, 2/25/36	1,730,000	1,263,820
GMAC Mortgage Corp. Loan Trust, Mtg. Pass-Through Certificates:
Series 2005-AR4, Cl. 2A1, 5.295%, 7/19/35[2]	2,302,882	1,373,737
Series 2004-J4, Cl. A7, 5.50%, 9/25/34	1,600,000	1,286,461
GSR Mortgage Loan Trust 2005-AR7, Mtg. Pass-Through Certificates, Series 2005-AR7, Cl. 3A1, 5.143%, 11/25/35[2]	3,734,941	2,491,744
Wells Fargo Mortgage-Backed Securities 2004-AA Trust, Mtg. Pass-Through Certificates, Series 2004-AA, Cl. 2A, 4.985%, 12/25/34[2]	764,343	534,990
Wells Fargo Mortgage-Backed Securities 2004-S Trust, Mtg. Pass-Through Certificates, Series 2004-S, Cl. A1, 3.734%, 9/25/34[2]	633,200	521,783
Wells Fargo Mortgage-Backed Securities 2006-AR10 Trust, Mtg. Pass-Through Certificates:
Series 2006-AR10, Cl. 4A1, 5.557%, 7/25/36[2]	1,609,338	882,725
Series 2006-AR10, Cl. 2A1, 5.627%, 7/25/36[2]	3,331,195	1,864,431
F8 | OPPENHEIMER BALANCED FUND

	Principal
	Amount	Value

Multifamily Continued
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust, Mtg. Pass-Through Certificates, Series 2006-AR2, Cl. 2A6, 5.084%, 3/25/36[2]	$635,084	$155,393
Wells Fargo Mortgage-Backed Securities 2006-AR6 Trust, Mtg. Pass-Through Certificates, Series 2006-AR6, Cl. 3A1, 5.093%, 3/25/36[2]	814,996	529,649

		10,904,733

Residential—3.0%
Citigroup Commercial Mortgage Trust 2008-C7, Commercial Mtg. Pass-Through Certificates, Series 2008-C7, Cl. A4, 6.096%, 12/1/49[2]	1,615,000	1,202,411
CWALT Alternative Loan Trust 2004-24CB, Mtg. Pass-Through Certificates, Series 2004-24CB, Cl. 1A1, 6%, 11/1/34	1,304,493	1,169,145
CWALT Alternative Loan Trust 2004-28CB, Mtg. Pass-Through Certificates, Series 2004-28CB, Cl. 3A1, 6%, 1/1/35	1,054,962	860,732
CWALT Alternative Loan Trust 2005-18CB, Mtg. Pass-Through Certificates, Series 2005-18CB, Cl. A8, 5.50%, 5/25/36	2,340,000	1,517,379
CWALT Alternative Loan Trust 2005-J3, Mtg. Pass-Through Certificates, Series 2005-J3, Cl. 3A1, 6.50%, 9/25/34	905,031	814,617
LB-UBS Commercial Mortgage Trust 2007-C7, Commercial Mtg. Pass-Through Certificates, Series 2007-C7, Cl. AM, 6.166%, 9/11/45[2]	1,220,000	555,680
Morgan Stanley Mortgage Loan Trust 2006-AR, Mtg. Pass-Through Certificates, Series 2006-AR, Cl. 5A3, 5.416%, 6/25/36[2]	1,070,000	745,553
RALI Series 2003-QS1 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2003-QS1, Cl. A2, 5.75%, 1/25/33	480,863	462,178
RALI Series 2004-QS10 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2004-QS10, Cl. A3, 1.022%, 7/25/34[2]	325,637	260,818
RALI Series 2006-QS13 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2006-QS13, Cl. 1A8, 6%, 9/25/36	624,449	558,600
RALI Series 2006-QS5 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2006-QS5, Cl. 2A2, 6%, 5/1/36	226,479	206,271
WaMu Mortgage Pass-Through Certificates 2003-AR9 Trust, Mtg. Pass-Through Certificates, Series 2003-AR9, Cl. 2A, 4.485%, 9/25/33[2]	936,711	773,681
WaMu Mortgage Pass-Through Certificates 2006-AR8 Trust, Mtg. Pass-Through Certificates, Series 2006-AR8, Cl. 2A1, 6.123%, 8/25/36[2]	3,049,084	1,768,169
WaMu Mortgage Pass-Through Certificates 2007-HY2 Trust, Mtg. Pass-Through Certificates, Series 2007-HY2, Cl. 2A1, 6.617%, 11/1/36[2]	286,628	153,260
Washington Mutual Mortgage Pass-Through Certificates, Mtg. Pass-Through Certificates, Series 2007-1, Cl. 1A8, 6%, 2/25/37	3,377,010	2,410,864
Wells Fargo Mortgage-Backed Securities 2004-R Trust, Mtg. Pass-Through Certificates, Series 2004-R, Cl. 2A1, 4.372%, 9/1/34[2]	205,491	162,142
Wells Fargo Mortgage-Backed Securities 2006-AR5 Trust, Mtg. Pass-Through Certificates, Series 2006-AR5, Cl. 2A2, 5.538%, 4/1/36[2,3]	1,378,573	248,143

		13,869,643

Total Mortgage-Backed Obligations (Cost $156,434,884)		134,260,641
F9 | OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Non-Convertible Corporate Bonds and Notes—8.9%
ABN Amro Bank NV (NY Branch), 7.125% Sub. Nts., Series B, 10/15/93	$500,000	$373,646
American International Group, Inc., 6.25% Jr. Sub. Bonds, 3/15/37	1,160,000	116,000
Axa SA, 6.379% Sub. Perpetual Bonds[9,10]	4,620,000	1,694,246
Bank of America Corp.:
8% Unsec. Perpetual Bonds, Series K10	2,290,000	918,244
8.125% Perpetual Bonds, Series M10	495,000	203,613
Barclays Bank plc, 6.278% Perpetual Bonds[3,10]	5,230,000	1,789,340
Buckeye Partners LP, 4.625% Sr. Nts., 7/15/13	660,000	616,768
Capmark Financial Group, Inc.:
1.891% Sr. Unsec. Nts., 5/10/10[2]	730,000	198,013
5.875% Sr. Unsec. Nts., 5/10/12[2]	1,160,000	229,953
Centex Corp., 5.80% Sr. Unsec. Nts., 9/15/09	960,000	950,400
CIT Group Funding Co. of Canada, 4.65% Sr. Unsec. Nts., 7/1/10	1,320,000	1,096,030
Citigroup, Inc.:
8.30% Jr. Sub. Bonds, 12/21/57[2]	3,300,000	1,592,507
8.40% Perpetual Bonds, Series E10	1,595,000	903,392
Clear Channel Communications, Inc., 6.25% Nts., 3/15/11	1,425,000	292,125
Coca-Cola Co. (The), 7.375% Unsec. Debs., 7/29/93	440,000	473,201
Energy Transfer Partners LP, 5.65% Sr. Unsec. Unsub. Nts., 8/1/12	405,000	385,568
Ford Motor Credit Co., 9.75% Sr. Unsec. Nts., 9/15/10	3,920,000	3,225,760
GMAC LLC, 8% Sr. Unsec. Unsub. Nts., 11/1/31	1,796,000	866,337
Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds, 2/15/34	3,665,000	2,170,549
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35[2]	5,240,000	1,049,939
JPMorgan Chase & Co., 7.90% Perpetual Bonds, Series 1[10]	2,585,000	1,664,613
Kaneb Pipe Line Operating Partnership LP, 5.875% Sr. Unsec. Nts., 6/1/13	1,630,000	1,428,213
Lehman Brothers Holdings, Inc., 7.50% Sub. Nts., 5/11/38[11]	6,325,000	633
Lloyds Banking Group plc, 6.413% Perpetual Bonds[9,10]	6,200,000	1,427,290
MBIA, Inc., 5.70% Sr. Unsec. Unsub. Nts., 12/1/34	995,000	362,376
Merrill Lynch & Co., Inc., 7.75% Jr. Sub. Bonds, 5/14/38	2,995,000	1,782,705
MetLife Capital Trust X, 9.25% Sec. Bonds, 4/8/38[2]	600,000	336,514
MetLife, Inc., 6.40% Jr. Unsec. Sub. Bonds, 12/15/36[2]	3,450,000	1,451,453
MGM Mirage, Inc., 6% Sr. Sec. Nts., 10/1/09	2,065,000	1,125,425
Monongahela Power Co., 7.36% Unsec. Nts., Series A, 1/15/10	1,535,000	1,540,257
NCR Corp., 7.125% Sr. Unsec. Unsub. Nts., 6/15/09	1,010,000	1,015,907
PF Export Receivables Master Trust, 3.748% Sr. Nts., Series B, 6/1/13[9]	362,686	383,868
Popular North America, Inc., 4.70% Nts., 6/30/09	1,930,000	1,910,273
Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23[9]	2,520,000	2,172,706
Prudential Insurance Co. of America, 8.30% Nts., 7/1/25[9]	2,140,000	1,822,706
TEPPCO Partners LP, 6.125% Nts., 2/1/13	930,000	903,434
F10 | OPPENHEIMER BALANCED FUND

	Principal
	Amount	Value

Non-Convertible Corporate Bonds and Notes Continued
Valero Logistics Operations LP, 6.05% Nts., 3/15/13	$435,000	$375,823
Washington Mutual Bank NV, Sr. Unsec. Nts., 5/1/09[11]	2,185,000	579,025
Westar Energy, Inc., 7.125% Sr. Unsec. Nts., 8/1/09	1,450,000	1,451,371
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625% Nts., 12/1/14[12]	1,190,000	904,400

Total Non-Convertible Corporate Bonds and Notes (Cost $75,746,705)		41,784,623

Convertible Corporate Bonds and Notes—0.8%
Theravance, Inc., 3% Cv. Sub. Nts., 1/15/15 (Cost $3,676,334)	4,675,000	3,664,031

	Shares

Investment Company—15.9%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.80% [13,14] (Cost $74,121,110)	74,121,110	74,121,110
Total Investments, at Value (excluding Investments Purchased with Cash Collateral (Cost $668,631,172)		526,686,217

Investments Purchased with Cash Collateral from Securities Loaned—0.2%[15]
OFI Liquid Assets Fund, LLC, 0.92%[13,14] (Cost $785,000)	785,000	785,000

Total Investments, at Value (Cost $669,416,172)	113.1%	527,471,217
Liabilities in Excess of Other Assets	(13.1)	(61,265,177)

Net Assets	100.0%	$466,206,040

Footnotes to Statement of Investments

1.	Non-income producing security.

2.	Represents the current interest rate for a variable or increasing rate security.

3.	Illiquid security. The aggregate value of illiquid securities as of March 31, 2009 was $2,373,542, which represents 0.51% of the Fund’s net assets. See Note 9 of accompanying Notes.

4.	All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $833,161. See Note 6 of accompanying Notes.

5.	When-issued security or delayed delivery to be delivered and settled after March 31, 2009. See Note 1 of accompanying Notes.

6.	Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $7,002,270 or 1.50% of the Fund’s net assets as of March 31, 2009.

7.	Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $502,013 or 0.11% of the Fund’s net assets as of March 31, 2009.
F11 | OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued

8.	A sufficient amount of liquid assets has been designated to cover outstanding written put options. See Note 7 of accompanying Notes.

9.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $7,500,816 or 1.61% of the Fund’s net assets as of March 31, 2009.

10.	This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

11.	Issue is in default. See Note 1 of accompanying Notes.

12.	Partial or fully-loaned security. See Note 10 of accompanying Notes.

13.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	September 30, 2008	Additions	Reductions	March 31, 2009

OFI Liquid Assets Fund, LLC	—	1,380,000	595,000	785,000
Oppenheimer Institutional Money Market Fund, Cl. E	21,175,009	263,976,399	211,030,298	74,121,110

	Value	Income

OFI Liquid Assets Fund, LLC	$785,000	$581	[a]

Oppenheimer Institutional Money Market Fund, Cl. E	74,121,110	286,225

	$74,906,110	$286,806

a.	Net of compensation to the securities lending agent and rebates paid to the borrowing counterparties.

14.	Rate shown is the 7-day yield as of March 31, 2009.

15.	The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 10 of accompanying Notes.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The market value of the Fund’s investments was determined based on the following inputs as of March 31, 2009:

	Investments	Other Financial
Valuation Description	in Securities	Instruments*

Level 1—Quoted Prices	$326,368,599	$(105,134)
Level 2—Other Significant Observable Inputs	200,975,737	1,121,232
Level 3—Significant Unobservable Inputs	126,881	—

Total	$527,471,217	$1,016,098

F12 | OPPENHEIMER BALANCED FUND

*	Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation techniques, if any, during the reporting period.
Futures Contracts as of March 31, 2009 are as follows:

					Unrealized
		Number of	Expiration		Appreciation
Contract Description	Buy/Sell	Contracts	Date	Value	(Depreciation)

U.S. Treasury Long Bonds	Buy	148	6/19/09	$19,196,063	$591,741
U.S. Treasury Nts., 2 yr.	Sell	116	6/30/09	25,275,313	(84,570)
U.S. Treasury Nts., 10 yr.	Sell	36	6/19/09	4,466,813	4,566

					$511,737

Written Options as of March 31, 2009 are as follows:

		Number of	Exercise	Expiration	Premium
Description	Type	Contracts	Price	Date	Received	Value

Aetna, Inc.	Put	1,080	$17.50	7/20/09	$229,062	$(97,200)
Electronic Arts, Inc.	Put	1,081	12.50	9/21/09	158,906	(81,075)

					$387,968	$(178,275)

Credit Default Swap Contracts as of March 31, 2009 are as follows:

				Pay/		Upfront
Swap			Notional	Receive		Payment
Reference		Buy/Sell	Amount	Fixed	Termination	Received/
Entity	Counterparty	Credit Protection	(000’s)	Rate	Date	(Paid)	Value

Capmark Financial Group, Inc.	Goldman Sachs Bank USA	Sell	$890	0.95%	6/20/12	$—	$(716,086)

		Total	890			—	(716,086)
CDX North America Investment Grade Index, Series 7	Deutsche Bank AG	Buy	3,514	0.40	12/20/11	(370)	225,789

		Total	3,514			(370)	225,789
Countrywide Home Loans, Inc.	Morgan Stanley Capital Services, Inc.	Sell	3,180	0.42	6/20/09	—	(5,586)

		Total	3,180			—	(5,586)
Inco Ltd.:
	Morgan Stanley Capital Services, Inc.	Buy	1,055	0.70	3/20/17	—	107,037
	Morgan Stanley Capital Services, Inc.	Buy	1,065	0.63	3/20/17	—	112,832

		Total	2,120			—	219,869
F13 | OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Credit Default Swap Contracts: Continued

				Pay/	Upfront
Swap			Notional	Receive	Payment
Reference		Buy/Sell	Amount	Fixed	Termination	Received/
Entity	Counterparty	Credit Protection	(000’s)	Rate	Date	(Paid)	Value

Merrill Lynch & Co., Inc.:
	Barclays Bank plc	Sell	$2,355	4.15%	9/20/09	$—	$(15,279)
	Credit Suisse International	Sell	1,175	4.15	9/20/09	—	(7,623)

		Total	3,530			—	(22,902)
Vale Overseas:
	Morgan Stanley Capital Services, Inc.	Sell	1,055	1.17	3/20/17	—	(169,987)
	Morgan Stanley Capital Services, Inc.	Sell	1,065	1.10	3/20/17	—	(175,904)

		Total	2,120			—	(345,891)

				Grand Total Buys		(370)	445,658
				Grand Total Sells		—	(1,090,465)

			Total Credit Default Swaps			$(370)	$(644,807)

The table that follows shows the undiscounted maximum potential payment by the Fund related to selling credit protection in credit default swaps:

	Total Maximum
Type of Reference	Potential Payments
Asset on which	for Selling Credit		Reference
the Fund Sold	Protection	Amount	Asset Rating
Protection	(Undiscounted)	Recoverable*	Range**

Investment Grade Single Name Corporate Debt	$8,830,000	$—	A to BBB+
Non-Investment Grade Single Name Corporate Debt	890,000	—	D

Total	$9,720,000	$—

*	The Fund has no amounts recoverable from related purchased protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds no collateral which can offset or reduce potential payments under a triggering event.

**	The period end reference asset security ratings, as rated by any rating organization, are included in the equivalent Standard & Poor’s rating category. The reference asset rating represents the likelihood of a potential credit event on the reference asset which would result in a related payment by the Fund.
Interest Rate Swap Contracts as of March 31, 2009 are as follows:

	Notional
Reference Entity/	Amount	Paid by	Received by	Termination
Swap Counterparty	(000’s)	the Fund	the Fund	Date	Value

USD BBA LIBOR:
		Three-Month
Credit Suisse International	$4,640	USD BBA LIBOR	5.428%	8/7/17	$954,485
		Three-Month
Deutsche Bank AG	3,920	USD BBA LIBOR	5.445	8/8/17	811,554

			Total Interest Rate Swaps		$1,766,039

Abbreviation/Definition is as follows:
BBA LIBOR British Bankers’ Association London-Interbank Offered Rate
F14 | OPPENHEIMER BALANCED FUND

The following table aggregates, as of period end, the amount receivable from/(payable to) each counterparty with whom the Fund has entered into a swap agreement. Swaps are individually disclosed in the preceding tables.
Swap Summary as of March 31, 2009 is as follows:

		Notional
	Swap Type from	Amount
Swap Counterparty	Fund Perspective	(000’s)	Value

Barclays Bank plc	Credit Default Sell Protection	$2,355	$(15,279)
Credit Suisse International:
	Credit Default Sell Protection	1,175	(7,623)
	Interest Rate	4,640	954,485

			946,862
Deutsche Bank AG:
	Credit Default Buy Protection	3,514	225,789
	Interest Rate	3,920	811,554

			1,037,343
Goldman Sachs Bank USA	Credit Default Sell Protection	890	(716,086)
Morgan Stanley Capital Services, Inc.:
	Credit Default Buy Protection	2,120	219,869
	Credit Default Sell Protection	5,300	(351,477)

			(131,608)

		Total Swaps	$1,121,232

See accompanying Notes to Financial Statements.
F15 | OPPENHEIMER BALANCED FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited

March 31, 2009

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $594,510,062)	$452,565,107
Affiliated companies (cost $74,906,110)	74,906,110

527,471,217
Cash	299,570
Swaps, at value (upfront payments paid $370)	2,211,697
Receivables and other assets:
Investments sold (including $11,611,058 sold on a when-issued or delayed delivery basis)	11,964,383
Interest, dividends and principal paydowns	2,393,041
Terminated investment contracts	89,063
Futures margins	73,141
Other	56,659

Total assets	544,558,771

Liabilities
Options written, at value (upfront payments received $387,968)	178,275
Return of collateral for securities loaned	785,000
Swaps, at value	1,090,465
Payables and other liabilities:
Investments purchased (including $73,730,315 purchased on a when-issued or delayed delivery basis)	73,870,664
Shares of beneficial interest redeemed	1,398,004
Terminated investment contracts	374,576
Distribution and service plan fees	265,291
Trustees’ compensation	175,020
Transfer and shareholder servicing agent fees	116,930
Shareholder communications	53,798
Other	44,708

Total liabilities	78,352,731

Net Assets	$466,206,040

Composition of Net Assets
Paid-in capital	$811,039,701
Accumulated net investment income	21,288,317
Accumulated net realized loss on investments and foreign currency transactions	(226,021,555)
Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(140,100,423)

Net Assets	$466,206,040

F16 | OPPENHEIMER BALANCED FUND

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $383,667,696 and 53,301,992 shares of beneficial interest outstanding)	$7.20
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$7.64
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $32,474,715 and 4,665,279 shares of beneficial interest outstanding)	$6.96
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $43,102,562 and 6,157,756 shares of beneficial interest outstanding)	$7.00
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $6,961,067 and 981,892 shares of beneficial interest outstanding)	$7.09
See accompanying Notes to Financial Statements.
F17 | OPPENHEIMER BALANCED FUND

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended March 31, 2009

Investment Income
Interest	$8,059,621
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $27,142)	2,468,707
Affiliated companies	286,225
Income from investment of securities lending cash collateral, net—affiliated companies	581

Total investment income	10,815,134
Expenses
Management fees	1,913,642
Distribution and service plan fees:
Class A	463,628
Class B	184,592
Class C	244,095
Class N	18,397
Transfer and shareholder servicing agent fees:
Class A	502,781
Class B	91,656
Class C	90,981
Class N	22,490
Shareholder communications:
Class A	43,654
Class B	10,344
Class C	6,490
Class N	881
Trustees’ compensation	15,287
Custodian fees and expenses	6,733
Other	39,797

Total expenses	3,655,448
Less reduction to custodian expenses	(6,733)
Less waivers and reimbursements of expenses	(68,533)

Net expenses	3,580,182

Net Investment Income	7,234,952
F18 | OPPENHEIMER BALANCED FUND

Realized and Unrealized Gain (Loss)
Net realized loss on:
Investments from unaffiliated companies	$(86,779,285)
Closing and expiration of futures contracts	(2,680,375)
Foreign currency transactions	(2,418,634)
Swap contracts	(80,547,952)

Net realized loss	(172,426,246)
Net change in unrealized appreciation (depreciation) on:
Investments	(104,451,111)
Translation of assets and liabilities denominated in foreign currencies	1,124,704
Futures contracts	1,088,787
Option contracts written	209,693
Swap contracts	14,578,359

Net change in unrealized depreciation	(87,449,568)

Net Decrease in Net Assets Resulting from Operations	$(252,640,862)

See accompanying Notes to Financial Statements.
F19 | OPPENHEIMER BALANCED FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	March 31, 2009	September 30,
	(Unaudited)	2008

Operations
Net investment income	$7,234,952	$23,652,986
Net realized loss	(172,426,246)	(55,729,857)
Net change in unrealized depreciation	(87,449,568)	(177,868,951)

Net decrease in net assets resulting from operations	(252,640,862)	(209,945,822)
Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	—	(8,052,589)
Class B	—	(504,826)
Class C	—	(632,738)
Class N	—	(122,579)

	—	(9,312,732)
Tax return of capital distribution from net investment income:
Class A	—	(2,912,179)
Class B	—	(182,568)
Class C	—	(228,826)
Class N	—	(44,330)

	—	(3,367,903)
Distributions from net realized gain:
Class A	—	(37,195,502)
Class B	—	(3,833,652)
Class C	—	(4,413,644)
Class N	—	(738,584)

	—	(46,181,382)
Beneficial Interest Transactions
Net decrease in net assets resulting from beneficial interest transactions:
Class A	(46,115,377)	(10,977,610)
Class B	(5,875,470)	(13,337,024)
Class C	(6,054,035)	(2,882,901)
Class N	(290,908)	(3,471,017)

	(58,335,790)	(30,668,552)
Net Assets
Total decrease	(310,976,652)	(299,476,391)
Beginning of period	777,182,692	1,076,659,083

End of period (including accumulated net investment income of $21,288,317 and $14,053,365, respectively)	$466,206,040	$777,182,692

See accompanying Notes to Financial Statements.
F20 | OPPENHEIMER BALANCED FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	March 31, 2009			Year Ended September 30,
Class A	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$10.73	$14.32	$13.94	$14.51	$13.75	$12.55

Income (loss) from investment operations:
Net investment income	.11[1]	.33[1]	.34[1]	.30[1]	.24[1]	.14
Net realized and unrealized gain (loss)	(3.64)	(3.12)	1.27	.21	1.38	1.16

Total from investment operations	(3.53)	(2.79)	1.61	.51	1.62	1.30

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.13)	(.34)	(.29)	(.16)	(.10)
Distributions from net realized gain	—	(.62)	(.89)	(.79)	(.70)	—
Tax return of capital distribution from net investment income	—	(.05)	—	—	—	—

Total dividends and/or distributions to shareholders	—	(.80)	(1.23)	(1.08)	(.86)	(.10)

Net asset value, end of period	$7.20	$10.73	$14.32	$13.94	$14.51	$13.75

Total Return, at Net Asset Value[2]	(32.90)%	(20.49)%	11.96%	3.86%	12.13%	10.37%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$383,668	$636,927	$865,895	$810,738	$725,836	$651,754

Average net assets (in thousands)	$435,832	$783,143	$851,017	$752,163	$694,147	$631,041

Ratios to average net assets:[3]
Net investment income	2.89%	2.61%	2.38%	2.16%	1.69%	1.05%
Total expenses	1.21%[4]	1.07%[4]	1.05%[4]	1.06%	1.05%	1.07%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.20%	1.06%	1.04%	1.06%	1.05%	1.06%

Portfolio turnover rate[5]	56%	54%	74%	84%	73%	61%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended March 31, 2009	1.22%
Year Ended September 30, 2008	1.08%
Year Ended September 30, 2007	1.06%

5.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended March 31, 2009	$634,680,147	$654,710,428
Year Ended September 30, 2008	$605,485,691	$538,294,980
Year Ended September 30, 2007	$814,618,659	$879,472,606
Year Ended September 30, 2006	$1,329,963,782	$1,377,730,782
Year Ended September 30, 2005	$2,097,453,846	$2,135,377,175
Year Ended September 30, 2004	$1,069,526,653	$1,026,457,980
See accompanying Notes to Financial Statements.
F21 | OPPENHEIMER BALANCED FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	March 31, 2009			Year Ended September 30,
Class B	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$10.43	$13.99	$13.64	$14.23	$13.53	$12.40

Income (loss) from investment operations:
Net investment income	.07[1]	.21[1]	.20[1]	.17[1]	.11[1]	.02
Net realized and unrealized gain (loss)	(3.54)	(3.04)	1.25	.20	1.36	1.13

Total from investment operations	(3.47)	(2.83)	1.45	.37	1.47	1.15

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.08)	(.21)	(.17)	(.07)	(.02)
Distributions from net realized gain	—	(.62)	(.89)	(.79)	(.70)	—
Tax return of capital distribution from net investment income	—	(.03)	—	—	—	—

Total dividends and/or distributions to shareholders	—	(.73)	(1.10)	(.96)	(.77)	(.02)

Net asset value, end of period	$6.96	$10.43	$13.99	$13.64	$14.23	$13.53

Total Return, at Net Asset Value[2]	(33.27)%	(21.18)%	10.99%	2.84%	11.17%	9.26%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$32,475	$56,513	$90,879	$98,021	$98,271	$84,924

Average net assets (in thousands)	$37,230	$75,349	$95,241	$95,979	$92,677	$77,082

Ratios to average net assets:[3]
Net investment income	1.97%	1.70%	1.48%	1.24%	0.76%	0.11%
Total expenses	2.29%[4]	1.98%[4]	1.95%[4]	1.99%	1.98%	2.02%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.13%	1.97%	1.94%	1.99%	1.98%	2.02%

Portfolio turnover rate[5]	56%	54%	74%	84%	73%	61%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended March 31, 2009	2.30%
Year Ended September 30, 2008	1.99%
Year Ended September 30, 2007	1.96%

5.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended March 31, 2009	$634,680,147	$654,710,428
Year Ended September 30, 2008	$605,485,691	$538,294,980
Year Ended September 30, 2007	$814,618,659	$879,472,606
Year Ended September 30, 2006	$1,329,963,782	$1,377,730,782
Year Ended September 30, 2005	$2,097,453,846	$2,135,377,175
Year Ended September 30, 2004	$1,069,526,653	$1,026,457,980
See accompanying Notes to Financial Statements.
F22 | OPPENHEIMER BALANCED FUND

	Six Months
	Ended
	March 31, 2009			Year Ended September 30,
Class C	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$10.48	$14.06	$13.71	$14.29	$13.59	$12.44

Income (loss) from investment operations:
Net investment income	.07[1]	.22[1]	.21[1]	.18[1]	.11[1]	.04
Net realized and unrealized gain (loss)	(3.55)	(3.06)	1.25	.21	1.37	1.13

Total from investment operations	(3.48)	(2.84)	1.46	.39	1.48	1.17

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.09)	(.22)	(.18)	(.08)	(.02)
Distributions from net realized gain	—	(.62)	(.89)	(.79)	(.70)	—
Tax return of capital distribution from net investment income	—	(.03)	—	—	—	—

Total dividends and/or distributions to shareholders	—	(.74)	(1.11)	(.97)	(.78)	(.02)

Net asset value, end of period	$7.00	$10.48	$14.06	$13.71	$14.29	$13.59

Total Return, at Net Asset Value[2]	(33.21)%	(21.18)%	11.00%	2.97%	11.18%	9.45%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$43,102	$72,978	$101,645	$92,782	$87,820	$68,018

Average net assets (in thousands)	$49,122	$91,010	$97,640	$90,567	$78,091	$60,095

Ratios to average net assets:[3]
Net investment income	2.00%	1.76%	1.53%	1.30%	0.83%	0.19%
Total expenses	2.14%[4]	1.92%[4]	1.90%[4]	1.93%	1.91%	1.93%

Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.09%	1.91%	1.89%	1.92%	1.91%	1.93%
Portfolio turnover rate[5]	56%	54%	74%	84%	73%	61%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended March 31, 2009	2.15%
Year Ended September 30, 2008	1.93%
Year Ended September 30, 2007	1.91%

5.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended March 31, 2009	$634,680,147	$654,710,428
Year Ended September 30, 2008	$605,485,691	$538,294,980
Year Ended September 30, 2007	$814,618,659	$879,472,606
Year Ended September 30, 2006	$1,329,963,782	$1,377,730,782
Year Ended September 30, 2005	$2,097,453,846	$2,135,377,175
Year Ended September 30, 2004	$1,069,526,653	$1,026,457,980
See accompanying Notes to Financial Statements.
F23 | OPPENHEIMER BALANCED FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	March 31, 2009			Year Ended September 30,
Class N	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$10.59	$14.17	$13.80	$14.38	$13.65	$12.49
Income (loss) from investment operations:
Net investment income	.10[1]	.27[1]	.28[1]	.24[1]	.17[1]	.10
Net realized and unrealized gain (loss)	(3.60)	(3.08)	1.26	.21	1.38	1.12

Total from investment operations	(3.50)	(2.81)	1.54	.45	1.55	1.22
Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.11)	(.28)	(.24)	(.12)	(.06)
Distributions from net realized gain	—	(.62)	(.89)	(.79)	(.70)	—
Tax return of capital distribution from net investment income	—	(.04)	—	—	—	—

Total dividends and/or distributions to shareholders	—	(.77)	(1.17)	(1.03)	(.82)	(.06)
Net asset value, end of period	$7.09	$10.59	$14.17	$13.80	$14.38	$13.65

Total Return, at Net Asset Value[2]	(33.05)%	(20.86)%	11.57%	3.42%	11.66%	9.77%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,961	$10,765	$18,240	$14,933	$11,803	$8,772
Average net assets (in thousands)	$7,530	$14,522	$18,038	$13,425	$10,278	$5,701
Ratios to average net assets:[3]
Net investment income	2.56%	2.14%	1.98%	1.76%	1.24%	0.55%
Total expenses	1.86%[4]	1.53%[4]	1.45%[4]	1.47%	1.50%	1.58%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.56%	1.52%	1.44%	1.47%	1.50%	1.57%
Portfolio turnover rate[5]	56%	54%	74%	84%	73%	61%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended March 31, 2009	1.87%
Year Ended September 30, 2007	1.54%
Year Ended September 30, 2007	1.46%

5.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended March 31, 2009	$634,680,147	$654,710,428
Year Ended September 30, 2008	$605,485,691	$538,294,980
Year Ended September 30, 2007	$814,618,659	$879,472,606
Year Ended September 30, 2006	$1,329,963,782	$1,377,730,782
Year Ended September 30, 2005	$2,097,453,846	$2,135,377,175
Year Ended September 30, 2004	$1,069,526,653	$1,026,457,980
See accompanying Notes to Financial Statements.
F24 | OPPENHEIMER BALANCED FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Balanced Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open end management investment company. The Fund’s investment objective is to seek high total investment return consistent with preservation of principal. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset that are observable are classified as “Level 2” and unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time
F25 | OPPENHEIMER BALANCED FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the “bid” and “asked” prices.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.
     In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     Fair valued securities may be classified as “Level 3” if the valuation primarily reflects the Manager’s own assumptions about the inputs that market participants would use in valuing such securities.
     There have been no significant changes to the fair valuation methodologies during the period.
Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis.
F26 | OPPENHEIMER BALANCED FUND

“When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.
As of March 31, 2009, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery
Basis Transactions

Purchased securities	$73,730,315
Sold securities	11,611,058
The Fund may enter into “forward roll” transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.
     Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund’s market value of investments relative to its net assets which can incrementally increase the volatility of the Fund’s performance. Forward roll transactions can be replicated over multiple settlement periods.
     Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk. To assure its future payment of the purchase price, the Fund maintains internally designated assets with a market value equal to or greater than the payment obligation under the roll.
F27 | OPPENHEIMER BALANCED FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of March 31, 2009, securities with an aggregate market value of $579,658, representing 0.12% of the Fund’s net assets, were in default.
Foreign Currency Translation. The Fund’s accounting records are maintained in U.S.dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.
     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Investment in OFI Liquid Assets Fund, LLC. The Fund is permitted to invest cash collateral received in connection with its securities lending activities. Pursuant to the Fund’s Securities Lending Procedures, the Fund may invest cash collateral in, among other investments, an affiliated money market fund. OFI Liquid Assets Fund, LLC (“LAF”) is a limited
F28 | OPPENHEIMER BALANCED FUND

liability company whose investment objective is to seek current income and stability of principal. The Manager is also the investment adviser of LAF. LAF is not registered under the Investment Company Act of 1940. However, LAF does comply with the investment restrictions applicable to registered money market funds set forth in Rule 2a-7 adopted under the Investment Company Act. When applicable, the Fund’s investment in LAF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of LAF’s expenses, including its management fee of 0.08%.
Investments With Off-Balance Sheet Market Risk. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund’s Statement of Assets and Liabilities.
Use of Leverage. Derivatives typically have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
     During the fiscal year ended September 30, 2008, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of September 30, 2008, the Fund had available for federal income tax purposes post-October losses of $51,371,102 and straddle losses of $455,086.
     As of March 31, 2009, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $224,252,434 expiring by 2018. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended March 31, 2009, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.
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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2009 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$672,908,441
Federal tax cost of other investments	(11,445,398)

Total federal tax cost	$661,463,043

Gross unrealized appreciation	$27,084,567
Gross unrealized depreciation	(170,679,499)

Net unrealized depreciation	$(143,594,932)

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended March 31, 2009, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$5,301
Payments Made to Retired Trustees	12,587
Accumulated Liability as of March 31, 2009	122,165
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under
F30 | OPPENHEIMER BALANCED FUND

the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. Capital gain distributions, if any, are declared and paid annually. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended March 31, 2009		Year Ended September 30, 2008
	Shares	Amount	Shares	Amount

Class A
Sold	2,437,850	$19,012,916	5,798,565	$75,154,245
Dividends and/or distributions reinvested	—	—	3,368,475	44,422,978
Redeemed	(8,476,825)	(65,128,293)	(10,283,420)	(130,554,833)

Net decrease	(6,038,975)	$(46,115,377)	(1,116,380)	$(10,977,610)

Class B
Sold	476,511	$3,525,511	948,419	$11,869,335
Dividends and/or distributions reinvested	—	—	333,396	4,299,933
Redeemed	(1,230,610)	(9,400,981)	(2,357,982)	(29,506,292)

Net decrease	(754,099)	$(5,875,470)	(1,076,167)	$(13,337,024)

Class C
Sold	882,512	$6,613,701	1,463,890	$18,408,026
Dividends and/or distributions reinvested	—	—	369,299	4,782,117
Redeemed	(1,685,228)	(12,667,736)	(2,101,729)	(26,073,044)

Net decrease	(802,716)	$(6,054,035)	(268,540)	$(2,882,901)

Class N
Sold	252,344	$1,910,501	335,612	$4,177,869
Dividends and/or distributions reinvested	—	—	64,805	846,364
Redeemed	(287,044)	(2,201,409)	(671,462)	(8,495,250)

Net decrease	(34,700)	$(290,908)	(271,045)	$(3,471,017)

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in Oppenheimer Institutional Money Market Fund and OFI Liquid Assets Fund, LLC, for the six months ended March 31, 2009, were as follows:

	Purchases	Sales

Investment securities	$257,073,997	$411,555,787
To Be Announced (TBA) mortgage-related securities	634,680,147	654,710,428
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:
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Fee Schedule

Up to $200 million	0.75%
Next $200 million	0.72
Next $200 million	0.69
Next $200 million	0.66
Next $700 million	0.60
Over $1.5 billion	0.58
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended March 31, 2009, the Fund paid $661,840 to OFS for services to the Fund.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor’s aggregate uncompensated expenses under the Plans at March 31, 2009 for Class B, Class C and Class N shares were $2,590,855, $2,244,023 and $251,543, respectively. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as
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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
Six Months	Retained by	Retained by	Retained by	Retained by	Retained by
Ended	Distributor	Distributor	Distributor	Distributor	Distributor

March 31, 2009	$83,733	$1,021	$58,854	$2,254	$56
Waivers and Reimbursements of Expenses. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the six months ended March 31, 2009, OFS waived $28,801, $9,534 and $11,748 for Class B, Class C and Class N shares, respectively. This undertaking may be amended or withdrawn at any time.
     The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the six months ended March 31, 2009, the Manager waived $18,450 for IMMF management fees.
5. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date.
     Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.
     Risks to the Fund include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received.
     As of March 31, 2009, the Fund had no outstanding forward contracts.
6. Futures Contracts
A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.
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     Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.
     Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.
     Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.
     Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.
7. Option Activity
The Fund may buy and sell put and call options, or write put and covered call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
     Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.
     Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Options written are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities.
     The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.
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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
7. Option Activity Continued
Written option activity for the six months ended March 31, 2009 was as follows:

	Put Options
	Number of	Amount of
	Conracts	Premiums

Options outstanding as of September 30, 2008	—	$—
Options written	2,161	387,968

Options outstanding as of March 31, 2009	2,161	$387,968

8. Swap Contracts
The Fund may enter into privately negotiated agreements with a counterparty to exchange or “swap” payments at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. As derivative contracts, swaps typically do not have an associated cost at contract inception. At initiation, contract terms are typically set at market value such that the value of the swap is $0. If a counterparty specifies terms that would result in the contract having a value other than $0 at initiation, one counterparty will pay the other an upfront payment to equalize the contract. Subsequent changes in market value are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. Contract types may include credit default, interest rate, total return, and currency swaps.
     Swaps are marked to market daily using quotations primarily from pricing services, counterparties or brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) is comprised of the change in the valuation of the swap combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. Any payment received or paid to initiate a contract is recorded as a cost of the swap in the Statement of Assets and Liabilities and as a component of unrealized gain or loss on the Statement of Operations until contract termination; upon contract termination, this amount is recorded as realized gain or loss on the Statement of Operations. Excluding amounts paid at contract initiation as described above, the Fund also records any periodic payments received from (paid to) the counterparty, including at termination, as realized gain (loss) on the Statement of Operations.
     Risks of entering into swap contracts include credit, market and liquidity risk. Credit risk arises from the possibility that the counterparty fails to make a payment when due or otherwise defaults under the terms of the contract. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that the value of the contract will depreciate due to
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unfavorable changes in the performance of the asset or non-asset reference. Liquidity risk is the risk that the Fund may be unable to close the contract prior to its termination.
Credit Default Swap Contracts. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer’s failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a single security or a basket of securities (the “reference asset”).
     The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.
     The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.
     If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations.
     Risks of credit default swaps include credit, market and liquidity risk. Additional risks include but are not limited to: the cost of paying for credit protection if there are no credit events or the cost of selling protection when a credit event occurs (paying the notional amount to the protection buyer); and pricing transparency when assessing the value of a credit default swap.
     As of March 31, 2009, the Fund has sold credit protection through credit default swaps to increase exposure to the credit risk of individual securities and, or, indexes that are either unavailable or considered to be less attractive in the bond market.
     As of March 31, 2009, the Fund has purchased credit protection through credit default swaps to decrease exposure to the credit risk of individual securities and, or, indexes.
     The Fund has also engaged in pairs trades by purchasing protection through a credit default swap referenced to the debt of an issuer, and simultaneously selling protection through a credit default swap referenced to the debt of a different issuer with the intent to realize gains from the pricing differences of the two issuers who are expected to have
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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
8. Swap Contracts Continued
similar market risks. Pairs trades attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements.
Interest Rate Swap Contracts. An interest rate swap is an agreement between counter-parties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.
     Risks of interest rate swaps include credit, market and liquidity risk. Additional risks include but are not limited to, interest rate risk. There is a risk, based on future movements of interest rates that the payments made by the Fund under a swap agreement will be greater than the payments it received.
Total Return Swap Contracts. A total return swap is an agreement between counterparties to exchange periodic payments based on asset or non-asset references. One cash flow is typically based on a non-asset reference (such as an interest rate or index) and the other on the total return of a reference asset (such as a security or a basket of securities). The total return of the reference asset typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.
     Risks of total return swaps include credit, market and liquidity risk.
     As of March 31, 2009, the Fund had no such total return swap agreements outstanding.
9. Illiquid Securities
As of March 31, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.
10. Securities Lending
The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes
F38 | OPPENHEIMER BALANCED FUND

the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of March 31, 2009, the Fund had on loan securities valued at $777,083. Collateral of $785,000 was received for the loans all of which was received in cash and subsequently invested in approved instruments.
11. Recent Accounting Pronouncement
In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 161, Disclosures about Derivative Instruments and Hedging Activities. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund’s financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund’s financial statements and related disclosures.
12. Pending Litigation
During 2009, a number of complaints have been filed in federal courts against the Manager, the Distributor, and certain of the funds in the Oppenheimer family of funds (the “Defendant Funds”) advised by the Manager and distributed by the Distributor. The complaints naming the Defendant Funds also name certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs are seeking class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The complaints against the Defendant Funds raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. Additionally, a complaint has been brought in state court against the Manager, the Distributor and another subsidiary of the Manager (but not the Fund), on behalf of the Oregon College Savings Plan Trust. The complaint alleges breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seeks compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other complaints have been filed in state and federal courts, by investors who made investments through an affiliate of the Manager, against the Manager and certain of its affiliates. Those complaints relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff ”). Those lawsuits, in 2008 and 2009, allege a variety of claims including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief, and an award of attorneys’ fees
F39 | OPPENHEIMER BALANCED FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
12. Pending Litigation Continued
and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and intends to defend them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits vigorously on behalf of those Funds, their boards and the individual Trustees named in those suits. The Manager believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it and that no estimate can be made with any degree of certainty as to the amount or range of any potential loss. The Manager also believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund.
F40 | OPPENHEIMER BALANCED FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.
15 | OPPENHEIMER BALANCED FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.

Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable.

b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and

whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 03/31/2009, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.

(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Balanced Fund

By:	/s/ John V. Murphy John V. Murphy
Principal Executive Officer

Date:	05/14/2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John V. Murphy John V. Murphy
Principal Executive Officer

Date:	05/14/2009

By:	/s/ Brian W. Wixted Brian W. Wixted
Principal Financial Officer

Date:	05/14/2009